INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Joint ventures not individually material (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Aggregate carrying amount of the Group's investments in joint ventures		¥ 6,240,200	$ 923,355	¥ 6,007,624	¥ 5,150,887
Proportionate interests in the joint ventures' capital commitments		3,000		0
Material contingent liabilities relating to the Group's interests in the joint ventures and the joint ventures themselves		0		0
Aggregate joint ventures not individually material
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of the joint ventures' profits and losses for the year	¥ (418,743)	(141,173)
Share of the joint ventures' total comprehensive income	¥ (418,743)	(141,173)
Aggregate carrying amount of the Group's investments in joint ventures		¥ 5,082,518		¥ 4,472,371